Parent Company Financial Data - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and demand deposits	$ 9,422	$ 7,038
Interest-earning deposits	36,546	61,895
Investments in:
Other assets	10,675	9,809
Total assets	548,230	532,202
Liabilities and shareholders’ equity
Short term debt	2,674	5,758
Other liabilities	6,627	5,682
Total liabilities	504,705	488,888
Shareholders’ equity	32,902	32,718
Total liabilities and shareholders’ equity	548,230	532,202
Consolidated [Member]
ASSETS
Cash and demand deposits	269	246
Interest-earning deposits	2,161	3,396
Investments in:
Bank subsidiaries	41,358	42,528
Nonbank subsidiaries	494	648
Other assets	1,316	1,342
Total assets	45,598	48,160
Liabilities and shareholders’ equity
Master notes	2,162	3,396
Short term debt	500	2,350
Junior subordinated debentures	9,534	9,534
Other liabilities	501	163
Total liabilities	12,697	15,443
Shareholders’ equity	32,901	32,717
Total liabilities and shareholders’ equity	$ 45,598	$ 48,160